SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions						12 Months Ended
	May 15, 2026	Mar. 31, 2026	Feb. 10, 2026	Feb. 09, 2026	Nov. 12, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Jul. 03, 2023
Disclosure of non-adjusting events after reporting period [line items]
Proposed annual dividend (in dollars per american depository share)	$ 1.80
Dividends paid, per share (in dollars per share)					$ 0.09	$ 0.27		$ 0.31		$ 0.29
Dividends paid, USD per ADS (in dollars per american depository share)					$ 0.90	$ 2.70		$ 3.10		$ 2.90
Dividends paid, ordinary shares					$ 177,000	$ 530,031	[1]	$ 608,554	[2]	$ 569,292	[3]
Usiminas
Disclosure of non-adjusting events after reporting period [line items]
Cash transferred												$ 118,686
Subsequent acquisition of participation in Usiminas | Usiminas Control Group | Ternium Investments S.à r.l.
Disclosure of non-adjusting events after reporting period [line items]
Business combination, price per ordinary share (in dollars per share)			$ 2.06
Cash transferred			$ 315,200
Number of shares acquired through business combination (in shares)			153.1
Proportion of ownership interest in subsidiary			83.10%	51.50%
Subsequent acquisition of participation in Usiminas | Usiminas Control Group | Previdência Usiminas
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			7.10%
Subsequent acquisition of participation in Usiminas | Usiminas Control Group | T/T Group
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			92.90%
Potential ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Proposed annual dividend (in dollars per share)	$ 0.18	$ 0.27
Proposed annual dividend (in dollars per american depository share)		$ 2.70
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 353,000	$ 530,000

[1]	Represents $0.27 per share ($2.70 per ADS). Related to the dividends distributed on May 14 and on November 12, 2025, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $11.2 million were included in equity as deduction of dividend paid.
[2]	Represents $0.31 per share ($3.10 per ADS). Related to the dividends distributed on May 8 and on November 21, 2024, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $12.9 million were included in equity as deduction of dividend paid.
[3]	Represents $0.29 per share ($2.90 per ADS). Related to the dividends distributed on May 2 and on October 31, 2023, and as 41,666,666 shares are held as treasury shares by Ternium, the dividends attributable to these treasury shares amounting to $12.1 million were included in equity as deduction of dividend paid.